OPERATING SEGMENT - Depreciation and Amortization Expense (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Depreciation and amortization	Rp (31,714)	Rp (28,925)	Rp (27,204)
Operating Segments
Disclosure of operating segments [line items]
Total segment depreciation and amortization	(35,530)	(32,075)	(23,791)
Depreciation and amortization from other non-operating segments	(280)	(259)	(223)
Depreciation and amortization	(35,530)	(32,075)	(23,791)
Adjustment and inter-segment elimination
Disclosure of operating segments [line items]
Adjustment and elimination	3,994	3,442	836
IFRS reconciliation	102	(33)	Rp (4,026)
Depreciation and amortization	Rp 3,816	Rp 3,150